Consolidated Statements of Operations and Other Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Profit or Loss [Abstract]
Research and development expenses	$ 7,620	$ 17,034		$ 16,320
Sales, general and administrative expenses	3,183	5,237		6,283
Impairment loss	202
Operating Loss	11,005	22,271		22,603
Change in fair value of warrants	(3,341)	(3,497)
Finance expenses	483	2,195		67
Finance income	(868)	(992)		(910)
Finance income, net	(3,726)	(2,294)		(843)
Loss for the year	7,279	19,977		21,760
Items that will be transferred to profit or loss:
Loss (profit) from cash flow hedges	19	(25)		6
Total comprehensive loss for the year	7,298	19,952		21,766
Loss attributable to:
Owners of the Company	7,240	19,880		21,668
Non-controlling interests	39	97		92
Loss for the year	7,279	19,977		21,760
Total comprehensive loss attributable to:
Owners of the Company	7,259	19,855		21,674
Non-controlling interests	39	97		92
Total comprehensive loss for the year	$ 7,298	$ 19,952		$ 21,766
Loss per share data
Basic loss per ADS - USD (in Dollars per share)	$ 4.44	$ 17.96	[1]	$ 23.97	[1]
Diluted loss per ADS - USD (in Dollars per share)	$ 4.99	$ 17.96	[1]	$ 23.97	[1]
Number of ADSs used in calculating basic loss per ADS (in Shares)	1,639,566	1,106,665	[1]	904,054	[1]
Number of ADSs used in calculating diluted loss per ADS (in Shares)	1,639,787	1,106,665	[1]	904,054	[1]

[1]	Restated to reflect a 1:20 reverse ratio of the ADS’s, that took place September 2024 (see Note 9A)